JENNISONDRYDEN PORTFOLIOS

100 Mulberry Street, GC3

Newark, NJ 07102

December 21, 2007

VIA EDGAR SUBMISSION

Securities and Exchange Commission

450 Fifth Street

Judiciary Plaza

Washington, D.C. 20549

Re:	485(b) Filing for JennisonDryden Portfolios
Registration Nos. 33-9269, 811-4864

Dear Sir or Madam:

We are filing today via EDGAR a Post-Effective Amendment under Rule 485(b) to the Registration Statement of the above-referenced Registrant. This Post-Effective Amendment designates December 27, 2007 as its effective date.

The purpose of this filing is to (i) update the financial statements for Jennison Value Fund at fiscal year-end October 31, 2007, (ii) reflect Registrant’s response to the Staff’s comments on the Rule 485(a)(2) filing made October 12, 2007, effective December 27, 2007, that adds a second series, Dryden US Equity Active Extension Fund, and (iii) make non-material changes as permitted by Rule 485(b).

As counsel to the Registrant, I represent that the instant Rule 485(b) filing does not contain disclosures that render the filing ineligible to become effective under Rule 485(b).

Please direct any questions regarding this filing to the undersigned at (973) 367-1495. Thank you for your attention to this filing.

Sincerely,

/s/ Katherine P. Feld
Katherine P. Feld